UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Large Cap Value Fund

	Shares	Value ($)

Common Stocks 98.1%
Consumer Discretionary 3.7%
Distributors 1.6%
Genuine Parts Co. (a)	639,861	18,005,689
Hotels Restaurants & Leisure 1.8%
Carnival Corp. (Unit) (a)	1,013,022	19,814,710
Textiles, Apparel & Luxury Goods 0.3%
VF Corp.	65,010	3,374,019
Consumer Staples 8.8%
Beverages 1.1%
PepsiCo, Inc.	244,079	11,749,963

Food & Staples Retailing 1.8%
CVS Caremark Corp.	753,546	19,396,274
Food Products 1.9%
General Mills, Inc.	213,356	11,196,923
Kraft Foods, Inc. "A" (a)	424,626	9,672,980

		20,869,903
Tobacco 4.0%
Altria Group, Inc.	1,692,448	26,131,397
Philip Morris International, Inc.	545,511	18,258,254

		44,389,651
Energy 20.2%
Energy Equipment & Services 8.6%
ENSCO International, Inc. (a)	485,255	11,927,568
Halliburton Co. (a)	1,124,001	18,332,456
National-Oilwell Varco, Inc.*	471,626	12,606,563
Noble Corp.	244,127	6,003,083
Patterson-UTI Energy, Inc.	652,323	5,603,455
Transocean Ltd.* (a)	481,417	28,774,294
Weatherford International Ltd.*	1,043,682	11,136,087

		94,383,506
Oil, Gas & Consumable Fuels 11.6%
Chevron Corp.	325,192	19,742,406
ConocoPhillips	291,917	10,903,100
Devon Energy Corp.	219,848	9,600,762
ExxonMobil Corp. (a)	274,410	18,632,439
Marathon Oil Corp.	749,271	17,435,536
Nexen, Inc.	751,733	10,269,706
Noble Energy, Inc.	341,214	15,538,885
Occidental Petroleum Corp. (a)	192,726	9,996,698
Suncor Energy, Inc. (a)	767,836	15,969,927

		128,089,459
Financials 11.8%
Capital Markets 1.4%
Jefferies Group, Inc. (a)	506,817	5,012,420
Raymond James Financial, Inc. (a)	352,590	4,922,156
TD Ameritrade Holding Corp.* (a)	507,979	6,029,711

		15,964,287
Commercial Banks 2.7%
BB&T Corp. (a)	387,672	6,253,149
Canadian Imperial Bank of Commerce (a)	358,843	12,171,102
Wells Fargo & Co.	907,657	10,982,650

		29,406,901
Diversified Financial Services 2.3%
JPMorgan Chase & Co. (a)	514,545	11,757,354
Moody's Corp.	310,895	5,580,565
NYSE Euronext (a)	452,974	7,646,201

		24,984,120
Insurance 5.0%
ACE Ltd.	347,129	12,673,680
Alleghany Corp.* (a)	22,530	5,917,054
Aon Corp.	318,296	12,171,639
Arthur J. Gallagher & Co.	327,159	5,192,013
MetLife, Inc.	225,150	4,156,269

PartnerRe Ltd. (a)	97,538	6,037,602
Prudential Financial, Inc.	218,385	3,583,698
The Travelers Companies, Inc.	144,687	5,230,435

		54,962,390
Thrifts & Mortgage Finance 0.4%
Capitol Federal Financial (a)	135,066	5,001,494
Health Care 13.0%
Health Care Equipment & Supplies 2.9%
Baxter International, Inc. (a)	329,711	16,785,587
Becton, Dickinson & Co.	245,086	15,168,372

		31,953,959
Health Care Providers & Services 2.4%
Medco Health Solutions, Inc.* (a)	348,656	14,148,461
WellPoint, Inc.*	371,795	12,611,286

		26,759,747
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.* (a)	482,019	17,478,009
Pharmaceuticals 6.1%
Bristol-Myers Squibb Co.	284,895	5,244,917
Merck & Co., Inc.	425,102	10,287,468
Pfizer, Inc. (a)	409,844	5,045,180
Teva Pharmaceutical Industries Ltd. (ADR) (a)	561,353	25,025,117
Wyeth (a)	527,254	21,522,508

		67,125,190
Industrials 8.4%
Aerospace & Defense 3.0%
Honeywell International, Inc. (a)	696,420	18,684,949
United Technologies Corp. (a)	358,126	14,622,284

		33,307,233
Electrical Equipment 2.7%
Emerson Electric Co. (a)	774,722	20,723,813
Rockwell Automation, Inc. (a)	433,668	8,716,727

		29,440,540
Industrial Conglomerates 0.5%
Textron, Inc.	1,000,000	5,650,000
Machinery 2.2%
Dover Corp. (a)	564,079	14,068,130
Parker Hannifin Corp. (a)	294,272	9,819,857

		23,887,987
Information Technology 9.7%
Communications Equipment 2.0%
Brocade Communications Systems, Inc.* (a)	3,438,228	9,558,274
Nokia Oyj (ADR) (a)	1,300,982	12,177,191

		21,735,465
Computers & Peripherals 0.6%
EMC Corp.* (a)	610,959	6,415,069
Semiconductors & Semiconductor Equipment 4.2%
Altera Corp.	220,000	3,372,600
Intel Corp. (a)	1,375,381	17,522,354
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,657,740	20,039,360

Texas Instruments, Inc. (a)	400,000	5,740,000

		46,674,314
Software 2.9%
Microsoft Corp. (a)	1,309,431	21,147,311
Oracle Corp.*	682,485	10,605,817

		31,753,128
Materials 6.5%
Chemicals 4.5%
Air Products & Chemicals, Inc. (a)	441,259	20,408,228
E.I. du Pont de Nemours & Co.	533,730	10,012,775
Praxair, Inc. (a)	335,241	19,024,927

		49,445,930
Containers & Packaging 1.3%
Sonoco Products Co.	763,189	14,706,652
Metals & Mining 0.7%
Goldcorp, Inc.	108,313	3,132,412
Kinross Gold Corp.	285,000	4,497,300

		7,629,712
Telecommunication Services 4.7%
Diversified Telecommunication Services
AT&T, Inc.	1,038,935	24,695,485
BCE, Inc.	666,191	13,002,297
Verizon Communications, Inc. (a)	476,677	13,599,595

		51,297,377
Utilities 11.3%
Electric Utilities 8.7%
Allegheny Energy, Inc. (a)	618,439	14,619,898
Duke Energy Corp.	1,348,818	18,168,578
Entergy Corp.	143,294	9,656,583
Exelon Corp.	168,097	7,937,540
FirstEnergy Corp.	486,991	20,726,337
FPL Group, Inc. (a)	372,278	16,875,362
Southern Co. (a)	254,291	7,707,560

		95,691,858
Multi-Utilities 2.6%
PG&E Corp. (a)	741,132	28,326,065

Total Common Stocks (Cost $1,418,426,331)		1,079,670,601
Securities Lending Collateral 39.5%
Daily Assets Fund Institutional, 1.05% (b) (c) (Cost $435,036,525)	435,036,525	435,036,525
Cash Equivalents 2.2%
Cash Management QP Trust, 0.85% (b) (Cost $24,588,980)	24,588,980	24,588,980
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,878,051,836) †	139.8	1,539,296,106
Other Assets and Liabilities, Net (a)	(39.8)	(438,370,860)

Net Assets	100.0	1,100,925,246

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $1,913,260,794. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $373,964,688. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $22,626,285 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $396,590,973.

(a)

All or a portion of these securities were on loan amounting to $415,886,613. In addition, included in other assets and liabilities, net is a pending sale, amounting to $2,033,071, that is also on loan. The value of all securities loaned at February 28, 2009 amounted to $417,919,684 which is 38.0% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 1,463,294,095
Level 2	76,002,011
Level 3	-
Total	$ 1,539,296,106

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009